Equity (Details 1) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Equity [Abstract]
Issued as at January 1	153,237	77,756	5,972
Issuance of ADSs	48,635	47,576	63,178
Issuance of shares	11,293		6,388
Share issuance deriving from a strategic cooperation agreement		3,010	597
Share issuance due to meeting of milestone			1,379
Share based payments	11,278	669
Exercise of warrants		24,226	242
Issued as at December 31	224,443	153,237	77,756